BLACKROCK FUNDSSM

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Energy & Resources Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 2, 2017 to the Funds’

Prospectus dated January 27, 2017

Effective April 1, 2017, the following changes are made to the Funds’ Prospectus:

The section entitled “Fund Overview — Key Facts About All-Cap Energy & Resources — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Manager

Name	Portfolio Manager of the Fund Since	Title
Alastair Bishop	2015	Director of BlackRock, Inc.

The section entitled “Fund Overview — Key Facts About Energy & Resources — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Manager

Name	Portfolio Manager of the Fund Since	Title
Alastair Bishop	2016	Director of BlackRock, Inc.

The section entitled “Details About the Funds — How Each Fund Invests — All-Cap Energy & Resources — About the Portfolio Management Team of All-Cap Energy & Resources” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGER OF ALL-CAP ENERGY & RESOURCES

Alastair Bishop is the portfolio manager and is primarily responsible for the day-to-day management of the Fund. Please see “Management of the Fund — Portfolio Manager Information” for additional information about the portfolio manager.

The section entitled “Details About the Funds — How Each Fund Invests — Energy & Resources — About the Portfolio Management Team of Energy & Resources” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGER OF ENERGY & RESOURCES

Alastair Bishop is the portfolio manager and is primarily responsible for the day-to-day management of the Fund. Please see “Management of the Fund — Portfolio Manager Information” for additional information about the portfolio manager.

The section entitled “Management of the Funds — Portfolio Manager Information” is deleted in its entirety and replaced with the following:

Portfolio Manager Information

Information regarding the portfolio manager of each Fund is set forth below. Further information regarding the portfolio manager, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.

All-Cap Energy & Resources

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Alastair Bishop	Primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2015	Director of BlackRock, Inc. since 2010.

Energy & Resources

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Alastair Bishop	Primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2016	Director of BlackRock, Inc. since 2010.

Shareholders should retain this Supplement for future reference.

PRO-19065-0217SUP

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